Fair value measurements and Hedging (Details Narrative) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2022	Dec. 31, 2020
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Derivative, Inception Date	Jun. 28, 2021
Derivative, Maturity Date	Jun. 28, 2023
Gain (Loss) on Extinguishment of Debt	$ (2,353)	$ (618)
Restricted cash, current	12,283			$ 7,299
Fair Value, Inputs, Level 2 [Member] | DSF $55.0 Facility [Member]
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Debt Instrument, Fair Value Disclosure	51,464
Difference between book and fair value	695
Long-term Debt, Gross	50,769
Fair Value, Inputs, Level 1 [Member] | 8.30% 2022 Notes [Member]
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Notes Payable, Fair Value Disclosure	50,780
Derivative [Member]
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Restricted cash, current	4,720			$ 895
Forecast [Member]
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Derivative Instruments, Loss Reclassified from Accumulated OCI into Income, Effective Portion			$ 1,385
National Bank of Greece [Member]
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Derivative, Notional Amount	$ 125,000
Derivative, Fixed Interest Rate	0.65%
Gain (Loss) on Extinguishment of Debt	$ 494